Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Pre-tax net unrealized loss	$ (5,687,885)	$ (5,168,361)
Unrealized loss on hedging instruments
Derivative [Line Items]
Pre-tax net unrealized loss	$ 300